Goodwill - Summary of Carrying Amount of Goodwill by Cash Generating Unit (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Oct. 01, 2019	Dec. 31, 2018
Disclosure of information for cash-generating units [Line Items]
Goodwill	$ 5,853		$ 5,076
Legal Professionals [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill		$ 3,223
Corporates [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill		1,308
Tax & Accounting Professionals [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill		886
Global Print [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill		$ 247